DOLE FOOD AUTOMATIC COMMON EXCHANGE
SECURITY TRUST



Annual Report
December 31, 1997









                                      Administrator, Custodian, Transfer Agent
Trustees                              and Paying Agent
Donald J. Puglisi, Managing           The Bank of New York
  Trustee                             Corporate Trust Administration
William R. Latham III                 101 Barclay Street
James B. O'Neill                      New York, New York 10286

Dole Food Automatic Common Exchange Security Trust

Table of Contents


                                                                     Page

Report of Independent Accountants                                      1

Financial Statements:

  Statement of Assets and Liabilities as of December 31, 1997          2

  Schedule of Investments as of December 31, 1997                      3

  Statement of Operations for the Year Ended December 31, 1997         4

  Statements of Changes in Net Assets for the Year Ended
    December 31, 1997 and the Period August 8, 1996
    (Commencement of Operations) to December 31, 1996                  5

  Notes to Financial Statements                                       6-8

Financial Highlights for the Year Ended December 31, 1997
  and the Period August 8, 1996 (Commencement of Operations)
  to December 31, 1996                                                9

Report of Independent Accountants
---------------------------------

To the Trustees and Shareholders of
Dole Food Automatic Common Exchange Security Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Dole Food Automatic Common Exchange Security Trust (the "Trust") as of December 31, 1997, and the related statements of operations for the year then ended, and changes in net assets and the financial highlights for the year then ended and for the period from August 8, 1996 (commencement of operations) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dole Food Automatic Common Exchange Security Trust as of December 31, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


                                                 Coopers & Lybrand L.L.P.

New York, New York
February 27, 1998

DOLE FOOD AUTOMATIC COMMON EXCHANGE SECURITY TRUST

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS:
  Investments, at value (cost $100,760,952)                         $  141,374,694
  Cash                                                                     162,937
  Receivable from Goldman, Sachs & Company                                  68,000
  Prepaid expenses                                                          65,100
  Deferred organization costs, net of accumulated amortization
    of $16,319                                                              20,399
                                                                    --------------

        Total Assets                                                   141,691,130
                                                                    --------------

LIABILITIES:
  Accrued expenses                                                          68,000
  Unearned expense reimbursement                                           146,474
                                                                    --------------

        Total Liabilities                                                  214,474
                                                                    --------------

Net Assets                                                          $  141,476,656
                                                                    ==============

COMPOSITION OF NET ASSETS:

  $2.75 Trust Automatic Common Exchange Securities ("TRACES"),
    no par value; 2,875,000 shares issued and outstanding.          $  100,862,914

  Unrealized appreciation (depreciation) of investments                 40,613,742
                                                                    --------------

NET ASSETS                                                          $  141,476,656
                                                                    ==============

NET ASSET VALUE PER TRACES                                          $        49.21
($141,476,656/2,875,000 shares)                                     ==============

See accompanying notes to financial statements

DOLE FOOD AUTOMATIC COMMON EXCHANGE SECURITY TRUST

SCHEDULE OF INVESTMENTS
DECEMBER  31, 1997
                                                   Par          Maturity        Amortized         Market
             Securities Description               Value           Date            Cost             Value
UNITED STATES GOVERNMENT SECURITIES:

        United States Treasury Strips        $  1,975,000     02/15/1998    $   1,957,214    $   1,961,669
        United States Treasury Strips           1,975,000     05/15/1998        1,928,814        1,936,152
        United States Treasury Strips           1,975,000     08/15/1998        1,899,848        1,908,502
        United States Treasury Strips           1,975,000     11/15/1998        1,871,298        1,882,531
        United States Treasury Strips           1,975,000     02/15/1999        1,842,360        1,855,670
        United States Treasury Strips           1,975,000     05/15/1999        1,813,749        1,829,758
        United States Treasury Strips           1,975,000     08/15/1999        1,785,494        1,804,162
                                             ------------                   -------------    -------------
                                             $ 13,825,000                      13,098,777       13,178,444
                                             ============                   -------------    -------------

FORWARD PURCHASE CONTRACTS:

        D.Murdock Living Trust/
        Dole Food Automatic Common Exchange
        Security Trust Purchase Agreement                                      87,662,175      128,196,250
                                                                            -------------    -------------

                Total                                                       $ 100,760,952    $ 141,374,694
                                                                            =============    =============

See accompanying notes to financial statements

DOLE FOOD AUTOMATIC COMMON EXCHANGE SECURITY TRUST

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

INTEREST INCOME                                                     $     946,040

EXPENSES:
    Administrative fees and expenses               $     35,000
    Legal fees                                           15,000
    Insurance expense                                    27,380
    Accounting fees                                      25,000
    Amortization of deferred organization costs          12,239
    Trustees fees                                        12,000
                                                   ------------
        Total fees and expenses                         126,619
EXPENSE REIMBURSEMENT                                   126,619
                                                   ------------
TOTAL EXPENSES - Net                                                            0
                                                                    -------------

NET INVESTMENT INCOME                                                     946,040

INCREASE IN UNREALIZED APPRECIATION OF INVESTMENTS                     43,355,167
                                                                    -------------

NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                      $  44,301,207
                                                                    =============

See accompanying notes to financial statements

DOLE FOOD AUTOMATIC COMMON EXCHANGE SECURITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                   Period from
                                                                                                  August 8, 1996
                                                                                                  (Commencement
                                                                                                  of Operations)
                                                                                Year Ended             to
                                                                               Dec. 31, 1997      Dec. 31, 1996
OPERATIONS:
  Net investment income                                                     $        946,040    $       465,733
  Increase in unrealized appreciation (depreciation) of investments               43,355,167         (2,741,425)
                                                                            ----------------    ---------------

    Net increase (decrease) in net assets from operations                         44,301,207         (2,275,692)
                                                                            ----------------    ---------------

DISTRIBUTIONS FROM:
  Return of capital                                                               (6,952,177)        (1,532,087)
  Net investment income                                                             (947,173)          (464,600)
                                                                            ----------------    ---------------

    Total distributions                                                           (7,899,350)        (1,996,687)
                                                                            ----------------    ---------------

INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS:
  Gross proceeds from the sale of TRACES                                                   0        112,743,741
  Less:
    Selling commissions and offering expenses                                              0         (3,496,563)
                                                                            ----------------    ---------------

      Net increase in net assets from capital shares transactions                          0        109,247,178
                                                                            ----------------    ---------------

TOTAL INCREASE IN NET ASSETS FOR THE PERIOD                                       36,401,857        104,974,799

NET ASSETS, BEGINNING OF PERIOD                                                  105,074,799            100,000

NET ASSETS, END OF PERIOD (Including undistributed net investment income
of $1,133 in 1996)                                                          $   141,476,656     $   105,074,799
                                                                            ===============     ===============

See accompanying notes to financial statements

DOLE FOOD AUTOMATIC COMMON EXCHANGE SECURITY TRUST

NOTES TO THE FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 1997 AND FOR THE PERIOD FROM
AUGUST 8, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996
----------------------------------------------------------------

(1)  Organization

     Dole Food Automatic Common Exchange Security Trust ("Trust") was established on January 18, 1996 and amended and restated as of August 8, 1996 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of the 1940 (the "Act"), as amended.
In August 	1996, the Trust sold $2.75 Trust Automatic Common Exchange
Securities ("TRACES") to the public pursuant to a Registration Statement on Form N-2 under the Securities Exchange Act of 1933, and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to pay the purchase price for a forward purchase contract for shares of common stock of Dole Food Company, Inc. ("DFCI"), a Hawaii corporation, with an existing shareholder of DFCI. Each TRACES represents between 0.8329 shares and 1 share of DFCI common stock. The DFCI common stock or its cash equivalent is deliverable pursuant to the contract on August 15, 1999 and the Trust will thereafter terminate.

     Pursuant to the Administration Agreement between the Trust and The Bank of New York ( the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

(2)  Significant Accounting Policies

     The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles:

     VALUATION OF INVESTMENTS - The U.S. Treasury Strips are valued based on bid side prices at the close of the year. Amortized cost is calculated on an interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of the period from three independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contract and with terms comparable thereto.

     INVESTMENT TRANSACTIONS - Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Unrealized gains and losses are accounted for on the specific identification method.

     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     ORGANIZATION EXPENSES - Organization expenses of $36,718 are being amortized on a straight-line basis over the life of the Trust beginning at the commencement of operations of the Trust.

(3)  Distributions

     TRACES holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $2.7475 per annum or $0.6869 per quarter (except for the first distribution on November 15, 1996 which was $0.6945), payable quarterly commencing November 15, 1996.

(4)  Purchases and Sales of Investments

     Maturities of U.S. Treasury Strips totaled $7,900,000 for the year ended December 31, 1997; there were no purchases or sales of U.S. Treasury Strips investments or forward purchase contracts during the year.

(5)  Trustees Fees

     Each of the three Trustees has been paid a one-time, upfront fee of $10,800 for their services during the life of the Trust. In addition, the Managing Trustee has been paid a one-time, upfront fee of $3,600 for serving in such capacity. The total prepaid trustees fees of $36,000 will be amortized over the life of the Trust. At December 31, 1997, the Trust had amortized $16,000 of such fees.

(6)  Income Taxes

     The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

     As of December 31, 1997, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $40,613,742, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $100,760,952 at December 31, 1997.

(7)  Expenses

     The estimated expenses to be incurred by the Trust in connection with its ongoing operations is approximately $100,000 annually. Goldman, Sachs & Co. has prepaid $101,600 on behalf of the Trust. Goldman, Sachs & Co. has agreed to pay all additional expenses on behalf of the Trust out of its selling commissions.

(8)  Forward Purchase Contracts

     On August 8, 1996, the Trust entered into one forward purchase contract with one principal shareholder of DFCI (the "Seller") and paid to the Seller $87,769,245 in connection therewith. Pursuant to such contract, the Seller is obligated to deliver to the Trust a specified number of shares of DFCI common stock on August 15, 1999 (the "Exchange Date") so as to permit the holders of the TRACES to exchange on the Exchange Date each of their shares of TRACES for between 0.8329 shares and 1 share of DFCI common stock.

     The Seller paid $107,070 of offering expenses related to the Trust. This amount has been recorded as a reduction in the cost of the forward contract.

     The forward purchase contract held by the Trust at December 31, 1997 is as follows:

                               Exchange       Cost of        Contract      Unrealized
Forward Contract                 Date        Contract          Value      Appreciation
David H. Murdock Living Trust   8/15/99    $87,662,175    $128,196,250    $40,534,075

     The Seller's obligation under the forward purchase contract is collateralized by shares of DFCI common stock which are being held in the custody of the Trust's Custodian, The Bank of New York. At December 31, 1997, the Custodian held 2,875,000 shares of DFCI common stock with an aggregate value of $131,531,250.

(9)  Capital Share Transactions

     There were no transactions reported for the period. As of December 31, 1997, there were 2,875,000 TRACES issued and outstanding.

DOLE FOOD AUTOMATIC COMMON EXCHANGE SECURITY TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------

     The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

     The total investment return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust.

     The ratio of expenses and net investment income to average net assets is expressed with and without the application of the expense reimbursement waiver.

                                                                             Period from August 8, 1996
                                                             Year Ended     (Commencement of Operations)
                                                         December 31, 1997      to December 31, 1996
Investment income                                       $        0.33          $        0.16
Expenses                                                         0.00                   0.00
                                                        -------------          -------------
Investment income - net                                          0.33                   0.16
Less distributions from:
    Return of capital                                           (2.42)                 (0.53)
    Net investment income                                       (0.33)                 (0.16)
                                                        -------------          -------------
        Total distributions                                     (2.75)                 (0.69)
    Adjustment to capital (offering expenses)                    0.00                  (0.04)
Unrealized gain(loss) on investments                            15.08                  (0.95)
                                                        -------------          -------------
Net increase(decrease) in net asset value                       12.66                  (1.52)
Beginning net asset value                                       36.55                  38.07*
                                                        -------------          -------------
Ending net asset value                                  $       49.21          $       36.55
                                                        =============          =============
Ending market value                                     $       43.50**        $       35.88**
                                                        =============          =============
Total investment return based on market value                  29.57%                 (7.00%)

Ratio of expenses to average net assets:
    Before waiver                                               0.10%                  0.08%
    After waiver                                                0.00%                  0.00%
Ratio of net investment income to average net assets:
    Before waiver                                               0.67%                  0.36%
    After waiver                                                0.77%                  0.43%
Net assets, end of period (in thousands)                $     141,477          $     105,075

* Net proceed is less selling commissions and offering expenses. ** Closing price on American Stock Exchange at December 31, 1997 and December 31, 1996, respectively.